Intangible Assets (Details) - shares		12 Months Ended
	Aug. 04, 2022	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Dec. 09, 2022
Intangible Assets (Details) [Line Items]
Issuance of ordinary shares	13,090,170				63,414,635
Useful life	13 years	13 years
Growth rate		11.20%
Tax rate		30.00%	25.00%	26.00%
APIRx Pharmaceuticals [Member]
Intangible Assets (Details) [Line Items]
Issuance of ordinary shares	218,169,506
Ryba LLC [Member]
Intangible Assets (Details) [Line Items]
Issuance of ordinary shares	9,000,000